Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2019
Temporary Equity Disclosure [Abstract]
Summary of Preferred Stock
As of each balance sheet date, Preferred Stock consisted of the following:

	December 31, 2018
	Preferred Shares Authorized	Preferred Share Issued	Preferred Share Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series A preferred stock	3,200,000	3,178,650	3,130,077	$28,889	$50,176	27,544,675
Series B preferred stock	833,334	787,725	787,725	23,632	35,878	6,931,965
Series C preferred stock	11,044,444	9,009,747	9,009,747	523,192	450,372	79,285,678

	15,077,778	12,976,122	12,927,549	$575,713	$536,426	113,762,318

	December 31, 2019
	Preferred Shares Authorized	Preferred Share Issued	Preferred Share Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series A preferred stock	3,200,000	3,178,650	3,130,077	$28,889	$51,741	27,544,675
Series B preferred stock	833,334	787,725	787,725	23,632	37,060	6,931,965
Series C preferred stock	13,711,111	10,095,133	10,095,133	603,278	519,648	88,837,063

	17,744,445	14,061,508	14,012,935	$655,799	$608,449	123,313,703